Income Taxes - Movement of Deferred Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
As at January 1	$ (37)	$ (40)
Through statement of earnings	(27)	91
Variance of income tax credit, net of related income tax	5	4
Through statement of comprehensive income	6	(4)
Through business combinations	(5)	(91)
Others	0	(7)
Exchange differences	(9)	10
As at December 31	$ (67)	$ (37)